Condensed consolidated financial information related to guaranteed debt securities - Cash flow (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2018		Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	$ 2,661		$ 5,134		$ 3,002		$ 7,795		$ 10,077		$ 19,694
Cash flows provided by (used in) investing activities	(3,521)		(4,882)		(3,417)		(8,403)		(4,961)		(11,212)
Cash flows provided by (used in) financing activities	(408)		(1,161)		(1,854)		(1,569)		(3,033)		(5,024)
Net increase (decrease) in cash and cash equivalents	(1,269)		(908)		(2,269)		(2,177)		2,083		3,458
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	30		(30)		(650)		0		(466)		(292)
Cash and cash equivalents at the beginning of the period (net of overdraft)	6,618		7,556	[1]	8,925		7,556	[1]	4,390		4,390
Cash and cash equivalents at the end of the period (net of overdraft)	5,379	[1]	6,618		6,006	[1]	5,379	[1]	6,006	[1]	7,556 [1]
Equinor ASA [member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities							2,358		4,020		4,565
Cash flows provided by (used in) investing activities							(3,163)		3,005		1,046
Cash flows provided by (used in) financing activities							(1,975)		(5,532)		(2,840)
Net increase (decrease) in cash and cash equivalents							(2,780)		1,493		2,771
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)							(4)		(430)		(243)
Cash and cash equivalents at the beginning of the period (net of overdraft)			6,288				6,288		3,759		3,759
Cash and cash equivalents at the end of the period (net of overdraft)	3,504				4,822		3,504		4,822		6,288
Equinor Energy AS [member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities							5,292		7,409		12,421
Cash flows provided by (used in) investing activities							(2,306)		(5,954)		(8,281)
Cash flows provided by (used in) financing activities							(2,962)		(1,500)		(4,140)
Net increase (decrease) in cash and cash equivalents							25		(46)		0
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)							0		25		0
Cash and cash equivalents at the beginning of the period (net of overdraft)			27				27		27		27
Cash and cash equivalents at the end of the period (net of overdraft)	52				7		52		7		27
Non-guarantor subsididaries [member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities							2,894		3,034		7,224
Cash flows provided by (used in) investing activities							(3,723)		(3,900)		(6,649)
Cash flows provided by (used in) financing activities							1,407		1,501		112
Net increase (decrease) in cash and cash equivalents							578		635		687
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)							4		(61)		(49)
Cash and cash equivalents at the beginning of the period (net of overdraft)			1,241				1,241		603		603
Cash and cash equivalents at the end of the period (net of overdraft)	1,824				1,177		1,824		1,177		1,241
Consolidation adjustments [member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities							(2,750)		(4,386)		(4,516)
Cash flows provided by (used in) investing activities							789		1,888		2,672
Cash flows provided by (used in) financing activities							1,961		2,498		1,844
Net increase (decrease) in cash and cash equivalents							0		0		0
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)							0		0		0
Cash and cash equivalents at the beginning of the period (net of overdraft)			$ 0				0		0		0
Cash and cash equivalents at the end of the period (net of overdraft)	$ 0				$ 0		$ 0		$ 0		$ 0

[1]	At 30 June 2019 cash and cash equivalents included a net overdraft of USD 27 million. At 30 June 2018 net overdraft w as USD 72 million and at 31 December 2018 net overdraft w as zero .